UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-5445

Name of Registrant: Vanguard Fenway Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: June 30, 2012

Item 1: Schedule of Investments

Vanguard Equity Income Fund

Schedule of Investments
As of June 30, 2012

		Market
		Value
	Shares	($000)
Common Stocks (96.0%)[1]
Consumer Discretionary (7.0%)
Home Depot Inc.	3,797,480	201,228
Lowe's Cos. Inc.	3,511,310	99,862
McDonald's Corp.	815,515	72,198
Thomson Reuters Corp.	1,706,200	48,541
Mattel Inc.	1,454,350	47,179
Kohl's Corp.	937,400	42,642
Brinker International Inc.	520,100	16,576
Darden Restaurants Inc.	321,000	16,252
Foot Locker Inc.	528,600	16,165
Regal Entertainment Group Class A	886,500	12,198
Cinemark Holdings Inc.	254,000	5,804
Bob Evans Farms Inc.	65,800	2,645
Garmin Ltd.	54,300	2,079
Time Warner Inc.	46,200	1,779
Belo Corp. Class A	153,700	990
		586,138
Consumer Staples (16.0%)
Philip Morris International Inc.	2,473,695	215,855
Kraft Foods Inc.	3,958,729	152,886
Kimberly-Clark Corp.	1,398,958	117,191
PepsiCo Inc.	1,565,330	110,606
Procter & Gamble Co.	1,668,190	102,177
Altria Group Inc.	2,804,145	96,883
Wal-Mart Stores Inc.	1,312,492	91,507
Unilever NV	2,529,240	84,350
General Mills Inc.	2,063,500	79,527
Sysco Corp.	2,295,060	68,416
Coca-Cola Co.	799,482	62,511
Imperial Tobacco Group plc	716,784	27,617
Reynolds American Inc.	506,700	22,736
ConAgra Foods Inc.	719,700	18,662
Lorillard Inc.	138,000	18,209
Safeway Inc.	827,800	15,024
Universal Corp.	316,082	14,644
British American Tobacco plc	203,738	10,358
Herbalife Ltd.	195,300	9,439
Walgreen Co.	239,500	7,084
Colgate-Palmolive Co.	60,900	6,340
Snyders-Lance Inc.	122,400	3,088
		1,335,110
Energy (12.1%)
Exxon Mobil Corp.	4,317,430	369,443
Chevron Corp.	3,001,510	316,659
ConocoPhillips	1,976,690	110,458
Royal Dutch Shell plc Class B	3,076,786	107,454
Occidental Petroleum Corp.	912,500	78,265
Marathon Oil Corp.	423,400	10,826
2 Phillips 66	284,450	9,455

Marathon Petroleum Corp.	81,100	3,643
Williams Cos. Inc.	62,800	1,810
		1,008,013
Exchange-Traded Fund (0.6%)
3 Vanguard Value ETF	963,400	53,893

Financials (11.9%)
JPMorgan Chase & Co.	5,620,790	200,831
Marsh & McLennan Cos. Inc.	4,475,420	144,243
Chubb Corp.	1,256,642	91,509
PNC Financial Services Group Inc.	1,373,018	83,905
BlackRock Inc.	437,290	74,260
Wells Fargo & Co.	2,196,880	73,464
ACE Ltd.	981,530	72,761
M&T Bank Corp.	579,900	47,882
Swiss Re AG	609,882	38,448
BB&T Corp.	782,000	24,125
Allstate Corp.	622,200	21,833
Fifth Third Bancorp	1,485,000	19,899
Aflac Inc.	452,400	19,268
Invesco Ltd.	775,800	17,533
Protective Life Corp.	531,500	15,631
Allied World Assurance Co. Holdings AG	135,000	10,728
SLM Corp.	552,100	8,673
Huntington Bancshares Inc.	1,246,500	7,977
American Express Co.	131,400	7,649
CVB Financial Corp.	333,100	3,881
PartnerRe Ltd.	33,800	2,558
1st Source Corp.	111,200	2,513
American National Insurance Co.	23,400	1,668
Chemical Financial Corp.	37,300	802
Republic Bancorp Inc. Class A	25,600	570
		992,611
Health Care (12.5%)
Johnson & Johnson	4,146,905	280,165
Pfizer Inc.	11,468,477	263,775
Merck & Co. Inc.	6,090,304	254,270
Abbott Laboratories	918,600	59,222
Roche Holding AG	296,495	51,214
Bristol-Myers Squibb Co.	1,141,732	41,045
Eli Lilly & Co.	833,549	35,767
AstraZeneca plc ADR	634,789	28,407
Baxter International Inc.	275,500	14,643
Cardinal Health Inc.	216,800	9,106
Medtronic Inc.	87,700	3,397
Lincare Holdings Inc.	61,600	2,096
		1,043,107
Industrials (12.2%)
General Electric Co.	10,666,992	222,300
3M Co.	1,574,400	141,066
United Technologies Corp.	1,319,700	99,677
Tyco International Ltd.	1,477,080	78,064
Eaton Corp.	1,908,260	75,624
Stanley Black & Decker Inc.	1,106,990	71,246
Illinois Tool Works Inc.	1,297,250	68,612
Waste Management Inc.	1,549,300	51,747

Lockheed Martin Corp.	462,400	40,266
Boeing Co.	484,300	35,984
Raytheon Co.	416,700	23,581
Northrop Grumman Corp.	342,313	21,836
Schneider Electric SA	317,107	17,626
Pitney Bowes Inc.	846,900	12,678
United Parcel Service Inc. Class B	148,900	11,727
Caterpillar Inc.	121,400	10,308
Exelis Inc.	922,400	9,095
Honeywell International Inc.	107,062	5,978
NACCO Industries Inc. Class A	45,400	5,278
Hubbell Inc. Class B	66,800	5,206
Aircastle Ltd.	422,900	5,096
L-3 Communications Holdings Inc.	60,900	4,507
Norfolk Southern Corp.	62,800	4,507
Emerson Electric Co.	33,900	1,579
		1,023,588
Information Technology (8.6%)
Microsoft Corp.	7,278,749	222,657
Intel Corp.	8,244,830	219,725
Analog Devices Inc.	2,726,980	102,725
Maxim Integrated Products Inc.	2,190,486	56,164
Xilinx Inc.	1,475,600	49,536
Accenture plc Class A	517,400	31,091
KLA-Tencor Corp.	320,500	15,785
Lexmark International Inc. Class A	420,700	11,182
Seagate Technology plc	315,700	7,807
Molex Inc. Class A	76,100	1,540
Diebold Inc.	32,900	1,214
		719,426
Materials (3.5%)
International Paper Co.	2,046,400	59,161
Dow Chemical Co.	1,767,400	55,673
EI du Pont de Nemours & Co.	1,085,357	54,886
Nucor Corp.	1,167,760	44,258
PPG Industries Inc.	206,700	21,935
LyondellBasell Industries NV Class A	537,100	21,629
Eastman Chemical Co.	312,700	15,751
Huntsman Corp.	732,900	9,484
Commercial Metals Co.	289,800	3,663
PH Glatfelter Co.	130,700	2,140
Myers Industries Inc.	121,400	2,083
Freeport-McMoRan Copper & Gold Inc.	16,200	552
		291,215
Telecommunication Services (4.7%)
AT&T Inc.	7,428,725	264,908
Verizon Communications Inc.	1,592,798	70,784
Vodafone Group plc ADR	1,957,810	55,171
		390,863
Utilities (6.9%)
Xcel Energy Inc.	2,698,390	76,661
NextEra Energy Inc.	1,088,296	74,886
UGI Corp.	1,871,960	55,092
National Grid plc	4,968,865	52,661
Northeast Utilities	1,218,910	47,306
American Electric Power Co. Inc.	1,086,720	43,360

FirstEnergy Corp.			475,200	23,375
Consolidated Edison Inc.			356,600	22,177
PG&E Corp.			487,300	22,060
Public Service Enterprise Group Inc.			674,500	21,921
DTE Energy Co.			318,200	18,879
Pinnacle West Capital Corp.			335,700	17,369
NV Energy Inc.			884,800	15,555
PNM Resources Inc.			778,300	15,208
NorthWestern Corp.			405,765	14,892
Dominion Resources Inc.			233,470	12,607
Vectren Corp.			414,600	12,239
PPL Corp.			432,260	12,021
Southern Co.			156,300	7,237
Ameren Corp.			212,800	7,137
Southwest Gas Corp.			75,600	3,300
Exelon Corp.			21,200	797
				576,740
Total Common Stocks (Cost $6,740,826)				8,020,704
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (3.7%)[1]
Money Market Fund (3.0%)
4 Vanguard Market Liquidity Fund	0.148%		254,642,852	254,643

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreement (0.5%)
Goldman Sachs & Co.
(Dated 6/29/12, Repurchase Value
$39,201,000, collateralized by Federal
National Mortgage Assn. 3.500%, 10/1/25)	0.160%	7/2/12	39,200	39,200

U.S. Government and Agency Obligations (0.2%)
5 Fannie Mae Discount Notes	0.130%	7/2/12	1,500	1,500
[6,7] Federal Home Loan Bank Discount Notes	0.120%	7/27/12	1,000	1,000
[6,7] Federal Home Loan Bank Discount Notes	0.126%	8/3/12	100	100
[5,6] Freddie Mac Discount Notes	0.145%	9/17/12	11,000	10,996
6 United States Treasury Note/Bond	0.375%	8/31/12	6,500	6,502
				20,098
Total Temporary Cash Investments (Cost $313,942)				313,941
Total Investments (99.7%) (Cost $7,054,768)				8,334,645
Other Assets and Liabilities-Net (0.3%)				23,221
Net Assets (100%)				8,357,866

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.2% and 0.5%, respectively, of net assets.
2 Non-income producing security - new issue that has not paid a dividend as of June 30, 2012.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
6 Securities with a value of $13,625,000 have been segregated as initial margin for open futures contracts.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Equity Income Fund

The following table summarizes the market value of the fund's investments as of June 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	7,715,326	305,378	—
Temporary Cash Investments	254,643	59,298	—
Futures Contracts—Assets[1]	7,062	—	—
Futures Contracts—Liabilities[1]	(94)	—	—
Total	7,976,937	364,676	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At June 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate
		Long (Short)	Settlement	Unrealized
		Contracts	Value	Appreciation
Futures Contracts	Expiration		Long (Short)	(Depreciation)
S&P 500 Index	September 2012	616	208,886	5,581
E-mini S&P 500 Index	September 2012	964	65,378	1,419

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At June 30, 2012, the cost of investment securities for tax purposes was $7,054,768,000. Net unrealized appreciation of investment securities for tax purposes was $1,279,877,000, consisting of unrealized gains of $1,372,677,000 on securities that had risen in value since their purchase and $92,800,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Growth Equity Fund

Schedule of Investments
As of June 30, 2012

			Market
			Value
		Shares	($000)
Common Stocks (92.4%)[1]
Consumer Discretionary (17.3%)
*	TripAdvisor Inc.	382,487	17,093
	Starbucks Corp.	236,630	12,617
*	Bed Bath & Beyond Inc.	197,409	12,200
	Home Depot Inc.	209,940	11,125
*	Amazon.com Inc.	45,103	10,299
	Harley-Davidson Inc.	203,831	9,321
*	O'Reilly Automotive Inc.	107,901	9,039
	Ralph Lauren Corp. Class A	63,234	8,857
	Coach Inc.	135,088	7,900
	NIKE Inc. Class B	86,086	7,557
*	BorgWarner Inc.	87,013	5,707
*	Lululemon Athletica Inc.	92,487	5,515
*	Michael Kors Holdings Ltd.	128,216	5,365
	Omnicom Group Inc.	74,907	3,640
	Yum! Brands Inc.	52,963	3,412
*	CarMax Inc.	122,909	3,188
*,^ Tesla Motors Inc.		85,891	2,688
			135,523
Consumer Staples (7.9%)
	Whole Foods Market Inc.	143,752	13,702
	Brown-Forman Corp. Class B	139,360	13,497
	Colgate-Palmolive Co.	97,182	10,117
	Mead Johnson Nutrition Co.	119,324	9,607
	Costco Wholesale Corp.	80,999	7,695
	Estee Lauder Cos. Inc. Class A	127,886	6,921
			61,539
Energy (5.8%)
	Exxon Mobil Corp.	181,420	15,524
	Apache Corp.	120,014	10,548
	Noble Energy Inc.	59,980	5,088
*	Concho Resources Inc.	57,297	4,877
	Cenovus Energy Inc.	104,243	3,314
	National Oilwell Varco Inc.	49,649	3,199
	EOG Resources Inc.	32,478	2,927
			45,477
Financials (11.3%)
	Progressive Corp.	820,244	17,086
*	Berkshire Hathaway Inc. Class B	157,126	13,093
	US Bancorp	329,515	10,597
	American Tower Corporation	149,562	10,456
	M&T Bank Corp.	90,998	7,514
	American Express Co.	127,316	7,411
	Goldman Sachs Group Inc.	76,632	7,346
	Fairfax Financial Holdings Ltd.	14,720	5,829
*	First Republic Bank	173,223	5,820
*	Markel Corp.	7,870	3,476
			88,628

Health Care (13.0%)
* Express Scripts Holding Co.	178,350	9,957
Bristol-Myers Squibb Co.	265,064	9,529
* IDEXX Laboratories Inc.	99,109	9,527
Allergan Inc.	102,107	9,452
Novo Nordisk A/S ADR	61,116	8,883
Agilent Technologies Inc.	220,155	8,639
UnitedHealth Group Inc.	136,032	7,958
Shire plc ADR	84,637	7,312
* Vertex Pharmaceuticals Inc.	129,158	7,222
* Waters Corp.	87,664	6,967
* Alexion Pharmaceuticals Inc.	66,712	6,624
* Life Technologies Corp.	138,722	6,241
Techne Corp.	42,084	3,123
		101,434
Industrials (7.4%)
United Parcel Service Inc. Class B	168,385	13,262
Danaher Corp.	211,808	11,031
Precision Castparts Corp.	57,997	9,540
AMETEK Inc.	162,971	8,134
Boeing Co.	97,559	7,249
* TransDigm Group Inc.	30,623	4,113
Rockwell Automation Inc.	33,649	2,223
Ritchie Bros Auctioneers Inc. (New York Shares)	86,710	1,842
Ritchie Bros Auctioneers Inc.	3,564	76
		57,470
Information Technology (27.7%)
* Apple Inc.	98,488	57,517
* eBay Inc.	385,694	16,203
* F5 Networks Inc.	142,419	14,179
* Teradata Corp.	180,357	12,988
* EMC Corp.	426,921	10,942
* VMware Inc. Class A	118,399	10,779
* Google Inc. Class A	18,483	10,721
* Red Hat Inc.	180,671	10,204
* Baidu Inc. ADR	85,508	9,832
International Business Machines Corp.	46,440	9,083
Linear Technology Corp.	272,247	8,529
Xilinx Inc.	227,620	7,641
* LinkedIn Corp. Class A	70,655	7,509
* Salesforce.com Inc.	46,766	6,466
Analog Devices Inc.	168,650	6,353
Altera Corp.	186,471	6,310
QUALCOMM Inc.	80,798	4,499
Avago Technologies Ltd.	114,893	4,125
* Facebook Inc. Class A	82,658	2,572
		216,452
Materials (2.0%)
Monsanto Co.	150,823	12,485
Praxair Inc.	26,361	2,866
		15,351
Total Common Stocks (Cost $588,392)		721,874

	Coupon
Temporary Cash Investments (7.2%)[1]
Money Market Fund (6.7%)
[2,3] Vanguard Market Liquidity Fund	0.148%		52,069,940	52,070

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.5%)
[4,5] Federal Home Loan Bank Discount Notes	0.130%	7/20/12	150	150
[5,6] Freddie Mac Discount Notes	0.125%	7/17/12	1,000	1,000
[5,6] Freddie Mac Discount Notes	0.120%	7/23/12	1,000	1,000
[5,6] Freddie Mac Discount Notes	0.120%	8/27/12	2,000	1,999
				4,149
Total Temporary Cash Investments (Cost $56,219)				56,219
Total Investments (99.6%) (Cost $644,611)				778,093
Other Assets and Liabilities-Net (0.4%)[3]				2,929
Net Assets (100%)				781,022

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,439,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 96.6% and 3.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $1,518,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $3,449,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as

Growth Equity Fund

furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	721,874	—	—
Temporary Cash Investments	52,070	4,149	—
Futures Contracts—Assets[1]	825	—	—
Total	774,769	4,149	—
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Growth Equity Fund

At June 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)

		Number of	Aggregate
		Long (Short)	Settlement	Unrealized
		Contracts	Value	Appreciation
Futures Contracts	Expiration		Long (Short)	(Depreciation)
S&P 500 Index	September 2012	78	26,450	862
E-mini S&P 500 Index	September 2012	95	6,443	104

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At June 30, 2012, the cost of investment securities for tax purposes was $644,611,000. Net unrealized appreciation of investment securities for tax purposes was $133,482,000, consisting of unrealized gains of $147,523,000 on securities that had risen in value since their purchase and $14,041,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard PRIMECAP Core Fund

Schedule of Investments
As of June 30, 2012

		Market
		Value
	Shares	($000)
Common Stocks (97.8%)
Consumer Discretionary (11.2%)
Walt Disney Co.	1,340,150	64,997
* Bed Bath & Beyond Inc.	1,035,791	64,012
TJX Cos. Inc.	1,450,000	62,248
* DIRECTV Class A	1,095,788	53,496
* CarMax Inc.	1,917,600	49,743
Limited Brands Inc.	1,071,200	45,558
Carnival Corp.	1,234,400	42,303
Whirlpool Corp.	690,600	42,237
Mattel Inc.	1,000,000	32,440
* Amazon.com Inc.	79,700	18,199
Sony Corp. ADR	1,208,200	17,205
Lowe's Cos. Inc.	275,000	7,821
Macy's Inc.	149,100	5,122
Time Warner Cable Inc.	52,500	4,310
Nordstrom Inc.	60,000	2,981
Ross Stores Inc.	40,350	2,521
Royal Caribbean Cruises Ltd.	50,000	1,302
Hasbro Inc.	14,100	478
		516,973
Consumer Staples (2.7%)
Kellogg Co.	863,000	42,572
PepsiCo Inc.	430,000	30,384
Procter & Gamble Co.	400,000	24,500
CVS Caremark Corp.	239,000	11,168
Costco Wholesale Corp.	100,000	9,500
Kraft Foods Inc.	160,000	6,179
		124,303
Energy (4.1%)
Schlumberger Ltd.	617,300	40,069
National Oilwell Varco Inc.	458,777	29,564
EOG Resources Inc.	262,900	23,690
Encana Corp.	858,700	17,887
Noble Energy Inc.	200,000	16,964
Petroleo Brasileiro SA ADR Type A	661,400	11,998
Cenovus Energy Inc.	303,624	9,655
* Cameron International Corp.	210,150	8,975
Hess Corp.	154,400	6,709
Cabot Oil & Gas Corp.	152,900	6,024
* McDermott International Inc.	502,000	5,592
* Southwestern Energy Co.	150,000	4,789
Transocean Ltd.	67,000	2,997
Exxon Mobil Corp.	24,000	2,054
Noble Corp.	20,000	651
Petroleo Brasileiro SA ADR	30,000	563
		188,181
Financials (7.3%)
Marsh & McLennan Cos. Inc.	4,255,400	137,151
Charles Schwab Corp.	4,252,500	54,985

* Berkshire Hathaway Inc. Class B	545,000	45,415
Chubb Corp.	600,000	43,692
Willis Group Holdings plc	551,900	20,139
Wells Fargo & Co.	450,000	15,048
Progressive Corp.	600,000	12,498
American Express Co.	107,300	6,246
		335,174
Health Care (27.6%)
Amgen Inc.	3,602,700	263,141
Roche Holding AG	1,050,000	181,370
Eli Lilly & Co.	3,470,600	148,923
* Biogen Idec Inc.	951,097	137,319
Novartis AG ADR	2,286,350	127,807
Johnson & Johnson	1,702,350	115,011
Medtronic Inc.	2,831,900	109,680
GlaxoSmithKline plc ADR	1,457,000	66,396
Abbott Laboratories	611,200	39,404
* Waters Corp.	325,094	25,835
Sanofi ADR	646,300	24,417
* Boston Scientific Corp.	3,632,200	20,595
* Illumina Inc.	211,300	8,534
Agilent Technologies Inc.	70,000	2,747
Stryker Corp.	45,500	2,507
* Dendreon Corp.	59,900	443
* Cerner Corp.	5,000	413
		1,274,542
Industrials (15.3%)
Boeing Co.	1,496,600	111,197
United Parcel Service Inc. Class B	1,169,950	92,145
Southwest Airlines Co.	8,893,625	81,999
Honeywell International Inc.	1,390,100	77,623
FedEx Corp.	635,000	58,172
Expeditors International of Washington Inc.	1,008,500	39,079
Union Pacific Corp.	307,750	36,718
C.H. Robinson Worldwide Inc.	539,025	31,549
European Aeronautic Defence and Space Co. NV	837,250	29,715
Rockwell Automation Inc.	438,000	28,934
Norfolk Southern Corp.	310,600	22,292
Ritchie Bros Auctioneers Inc.	1,002,900	21,312
Caterpillar Inc.	196,050	16,647
Canadian Pacific Railway Ltd.	159,030	11,651
* Babcock & Wilcox Co.	468,750	11,484
* AECOM Technology Corp.	495,000	8,143
Republic Services Inc. Class A	230,935	6,111
Cummins Inc.	50,000	4,845
IDEX Corp.	103,000	4,015
CSX Corp.	150,000	3,354
Safran SA	65,000	2,414
SPX Corp.	33,000	2,156
* Jacobs Engineering Group Inc.	50,000	1,893
Chicago Bridge & Iron Co. NV	30,000	1,139
		704,587
Information Technology (24.0%)
* Google Inc. Class A	210,800	122,279
Texas Instruments Inc.	3,776,700	108,353
Intuit Inc.	1,612,500	95,702

Microsoft Corp.	2,588,000	79,167
QUALCOMM Inc.	1,330,470	74,081
Oracle Corp.	2,441,600	72,515
* EMC Corp.	2,035,100	52,160
* Flextronics International Ltd.	7,979,700	49,474
* SanDisk Corp.	1,326,016	48,373
Visa Inc. Class A	356,035	44,017
* Electronic Arts Inc.	3,475,800	42,926
Altera Corp.	1,050,000	35,532
ASML Holding NV	669,800	34,441
Intel Corp.	1,285,600	34,261
* Symantec Corp.	2,263,500	33,070
Telefonaktiebolaget LM Ericsson ADR	2,554,800	23,325
KLA-Tencor Corp.	469,600	23,128
Applied Materials Inc.	1,841,000	21,098
Accenture plc Class A	309,200	18,580
Corning Inc.	1,296,700	16,766
* Adobe Systems Inc.	508,000	16,444
Motorola Solutions Inc.	252,000	12,124
* Research In Motion Ltd.	1,527,100	11,285
* Apple Inc.	17,000	9,928
* NVIDIA Corp.	545,000	7,532
Activision Blizzard Inc.	575,000	6,894
Cisco Systems Inc.	300,000	5,151
Mastercard Inc. Class A	10,300	4,430
Hewlett-Packard Co.	197,000	3,962
Xilinx Inc.	37,300	1,252
Analog Devices Inc.	30,000	1,130
		1,109,380
Materials (4.4%)
Monsanto Co.	772,350	63,935
Potash Corp. of Saskatchewan Inc.	1,284,100	56,102
Cabot Corp.	600,000	24,420
Praxair Inc.	214,700	23,344
Newmont Mining Corp.	286,300	13,889
Greif Inc. Class A	125,000	5,125
Dow Chemical Co.	130,000	4,095
Kaiser Aluminum Corp.	64,000	3,318
International Paper Co.	100,000	2,891
* Crown Holdings Inc.	75,000	2,587
Freeport-McMoRan Copper & Gold Inc.	72,930	2,485
^ Greif Inc. Class B	36,500	1,641
		203,832
Telecommunication Services (0.1%)
* Sprint Nextel Corp.	731,300	2,384

Utilities (1.1%)
Public Service Enterprise Group Inc.	918,393	29,848
* AES Corp.	601,800	7,721
Exelon Corp.	179,500	6,753
NextEra Energy Inc.	56,700	3,901
Edison International	35,800	1,654
FirstEnergy Corp.	22,000	1,082
		50,959
Total Common Stocks (Cost $3,568,499)		4,510,315

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (2.4%)
Money Market Fund (2.4%)
[1,2] Vanguard Market Liquidity Fund (Cost
$113,321)	0.148%	113,321,338	113,321

Total Investments (100.2%) (Cost $3,681,820)			4,623,636
Other Assets and Liabilities-Net (-0.2%)[2]			(11,309)
Net Assets (100%)			4,612,327

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,556,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $1,592,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

PRIMECAP Core Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	4,296,817	213,498	—
Temporary Cash Investments	113,321	—	—
Total	4,410,138	213,498	—

D. At June 30, 2012, the cost of investment securities for tax purposes was $3,681,820,000. Net unrealized appreciation of investment securities for tax purposes was $941,816,000, consisting of unrealized gains of $1,157,847,000 on securities that had risen in value since their purchase and $216,031,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD FENWAY FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FENWAY FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 21, 2012

VANGUARD FENWAY FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 21, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.